SCHEDULE OF RECONCILIATION OF PROVISION (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Annual Leave Provision [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the financial year	$ 312,665	$ 171,398
Add: obligation accrued during the year	400,780	366,816
Less: utilized during the year	(388,457)	(225,549)
Less: FX on translation	3,936
Balance at the end of the financial year	328,924	312,665
Long Service Leave Provision [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the financial year	229,304	210,642
Balance at the end of the financial year	151,855	229,304
Add: obligation accrued during the year	21,723	18,662
Less: reversal during the year	(472)
Less: paid off during the year	$ (98,700)